Subsidiary undertakings (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of subsidiary undertakings [Abstract]
Disclosure of subsidiaries and joint operations [text block]
Details of the subsidiaries and joint operations of the Group are set out below:

	Name and registered office	Ownership interest
Subsidiaries	GeoPark Argentina Limited (Bermuda)	100%
	GeoPark Argentina Limited – Argentinean Branch (Argentina)	100% (a)
	GeoPark Latin America Limited (Bermuda)	100%
	GeoPark Latin America Limited – Agencia en Chile (Chile)	100% (a)
	GeoPark S.A. (Chile)	100% (a) (b)
	GeoPark Brazil Exploração y Produção de Petróleo e Gás Ltda. (Brazil)	100% (a)
	GeoPark Chile S.A. (Chile)	100% (a)
	GeoPark Fell S.p.A. (Chile)	100% (a)
	GeoPark Magallanes Limitada (Chile)	100% (a)
	GeoPark TdF S.A. (Chile)	100% (a)
	GeoPark Colombia S.A. (Chile)	100% (a) (b)
	GeoPark Colombia S.A.S. (Colombia)	100% (a)
	GeoPark Latin America S.L.U. (Spain)	100% (a)
	GeoPark Colombia Coöperatie U.A. (The Netherlands)	100% (a)
	GeoPark S.A.C. (Peru)	100% (a)
	GeoPark Perú S.A.C. (Peru)	100% (a)
	GeoPark Operadora del Perú S.A.C. (Peru)	100% (a)
	GeoPark Peru S.L.U. (Spain)	100% (a)
	GeoPark Brasil S.L.U. (Spain)	100% (a)
	GeoPark Colombia E&P S.A. (Panama)	100% (a)
	GeoPark Colombia E&P Sucursal Colombia (Colombia)	100% (a)
	GeoPark Mexico S.A.P.I. de C.V. (Mexico)	100% (a) (b)
	GeoPark E&P S.A.P.I. de C.V. (Mexico)	100% (a) (b)
	GeoPark (UK) Limited (United Kingdom)	100%
Joint operations	Tranquilo Block (Chile)	50% (c)
	Flamenco Block (Chile)	50% (c)
	Campanario Block (Chile)	50% (c)
	Isla Norte Block (Chile)	60% (c)
	Llanos 34 Block (Colombia)	45% (c)
	Llanos 32 Block (Colombia)	12.5%
	Puelen Block (Argentina)	18%
	Sierra del Nevado Block (Argentina)	18%
	CN-V Block (Argentina)	50%
	Manati Field (Brazil)	10%
	POT-T-747 Block (Brazil)	70% (c)
	REC-T-128 Block (Brazil)	70% (c)

(a)	Indirectly owned.
(b)	Dormant companies.
(c)	GeoPark is the operator.